Document and Entity Information	Apr. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2025
Entity Registrant Name	Aerovate Therapeutics, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-40544
Entity Tax Identification Number	83-1377888
Entity Address Address Line 1	221 Crescent St.
Entity Address Address Line 2	Building 23
Entity Address Address Line 3	Suite 105
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02453
City Area Code	781
Local Phone Number	312-3013
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	JBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001798749
Amendment Flag	false